CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		32 Months Ended	41 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Condensed Statements Of Operations
Revenue
Operating expenses:
Research and development	58,473		180,213		78,404	0	78,404	258,617
General and administrative	666,936	17,265	2,994,164	30,342	35,947	18,238	56,167	3,050,331
Professional fees	299,857	41,041	696,505	81,827	1,567,272	78,694	1,646,064	2,342,569
Impairment of patents			0		31,774	14,817	46,591	46,591
Total operating expenses	1,025,266	58,306	3,870,882	112,169	1,713,397	111,749	1,827,226	5,698,108
Net operating loss	(1,025,266)	(58,306)	(3,870,882)	(112,169)	(1,713,397)	(111,749)	(1,827,226)	(5,698,108)
Other expense:
Interest expense	(8,044)	(239)	(8,524)	(385)	(626)	(113)	(815)	(9,339)
Total other expenses	(8,044)	(239)	(8,524)	(385)	(626)	(113)	(815)	(9,339)
Loss before provision for income taxes					(1,714,023)	(111,862)	(1,828,041)
Provision for income taxes
Net loss	(1,033,310)	(58,545)	(3,879,406)	(112,554)	(1,714,023)	(111,862)	(1,828,041)	(5,707,447)
Deemed dividend			(79,923)					(79,923)
Net loss attributable to common stockholders	$ (1,033,310)	$ (58,545)	$ (3,959,329)	$ (112,554)				$ (5,787,370)
Weighted average number of common shares outstanding - basic and fully diluted	15,920,418	11,922,156	15,159,228	11,609,331	11,799,259	11,235,948
Net loss per share - basic and fully diluted	$ (0.06)	$ 0.00	$ (0.26)	$ (0.01)	$ (0.15)	$ (0.01)